5. Deposit (Details Narrative) (March 2021) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposit - current portion	$ 0	$ 100,000	$ 0
Deposits	6,630	6,630	$ 6,630
Escrow for Purchase [Member]
Deposit - current portion	0	100,000
Proceeds from deposit	100,000
Lease Agreement Deposit [Member]
Deposits	$ 6,630	$ 6,630